Operating Segments	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Operating Segments

Note 21. Operating Segments

The Companies are organized primarily on the basis of products and services sold in the U.S. A description of the operations included in the Companies’ primary operating segments effective September 2023 is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power
Dominion Energy Virginia	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
	Regulated electric generation fleet(1)	X	X
Dominion Energy South Carolina	Regulated electric distribution	X
	Regulated electric transmission	X
	Regulated electric generation fleet	X
	Regulated gas distribution and storage	X
Contracted Energy(2)	Nonregulated electric generation fleet(3)	X
(1)
Includes Virginia Power’s non-jurisdictional solar generation operations.
(2)
Includes renewable natural gas operations.
(3)
Includes solar generation facility development operations.

In addition to the operating segments above, the Companies also report a Corporate and Other segment.

Dominion Energy

The Corporate and Other Segment of Dominion Energy includes, effective September 2023, its corporate, service company and other functions (including unallocated debt) as well as its noncontrolling interest in Dominion Privatization and its noncontrolling interest in Wrangler (through March 2022) and Hope (through August 2022). In addition, Corporate and Other includes specific items attributable to Dominion Energy’s operating segments that are not included in profit measures evaluated by executive management in assessing the segments’ performance or in allocating resources, as well as the net impact of the operations included in the East Ohio, PSNC and Questar Gas Transactions, its noncontrolling interest in Cove Point and gas transmission and storage operations, including its noncontrolling interest in Atlantic Coast Pipeline, reported as discontinued operations which are discussed in Notes 3 and 10 as well as Notes 3 and 9 to the Consolidated Financial Statements in Dominion Energy’s Annual Report on Form 10-K for the year ended December 31, 2022.

In the six months ended June 30, 2023, Dominion Energy reported after-tax net income of $592 million in the Corporate and Other segment, including $735 million of after-tax net income for specific items with $370 million of after-tax net income attributable to its operating segments. In the six months ended June 30, 2022, Dominion Energy reported after-tax net expenses of $963 million in the Corporate and Other segment, including $944 million of after-tax net expenses for specific items with $1.7 billion of after-tax net expenses attributable to its operating segments.

The net income for specific items attributable to Dominion Energy’s operating segments in 2023 primarily related to the impact of the following items:

•
A $342 million ($260 million after-tax) gain related to economic hedging activities, attributable to Contracted Energy;
•
A $281 million ($208 million after-tax) gain related to investments in nuclear decommissioning trust funds, attributable to:
•
Contracted Energy ($178 million after-tax); and
•
Dominion Energy Virginia ($30 million after-tax);
•
A $122 million ($91 million after-tax) charge for amortization of a regulatory asset established in connection with the settlement of the 2021 Triennial Review, attributable to Dominion Energy Virginia;
•
A $36 million ($27 million after-tax) charge for the write-off of certain previously deferred amounts related to the cessation of certain riders effective July 2023, attributable to Dominion Energy Virginia; and
•
A $31 million ($23 million after-tax) benefit related to real estate transactions, including gains on the transfer of property to satisfy litigation associated with the NND Project, attributable to Dominion Energy South Carolina.

The net expenses for specific items attributable to Dominion Energy’s operating segments in 2022 primarily related to the impact of the following items:

•
A $649 million ($513 million after-tax) loss associated with the sale of Kewaunee, attributable to Contracted Energy;
•
A $579 million ($450 million after-tax) loss related to investments in nuclear decommissioning trust funds, attributable to:

•
Contracted Energy ($392 million after-tax); and
•
Dominion Energy Virginia ($58 million after-tax);
•
A $299 million ($227 million after-tax) loss related to economic hedging activities, attributable to Contracted Energy;
•
A $191 million ($142 million after-tax) charge in connection with a comprehensive settlement agreement for Virginia fuel expenses, attributable to Dominion Energy Virginia;
•
A $180 million ($134 million after-tax) charge for RGGI compliance costs deemed recovered through base rates, attributable to Dominion Energy Virginia;
•
A $122 million ($91 million after-tax) charge for amortization of a regulatory asset established in connection with the settlement of the 2021 Triennial Review, attributable to Dominion Energy Virginia;
•
A $94 million ($70 million after-tax) charge associated with storm damage and service restoration in Virginia Power’s service territory, attributable to Dominion Energy Virginia; and
•
A $42 million ($31 million after-tax) charge for dismantling costs associated with certain retired electric generation facilities, attributable to Dominion Energy Virginia.

The following table presents segment information pertaining to Dominion Energy’s operations:

	Dominion Energy Virginia	Dominion Energy South Carolina	Contracted Energy	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
Three Months Ended June 30, 2023
Total revenue from external customers	$2,252	$771	$126	$17	$—	$3,166
Intersegment revenue	(1)	2	5	229	(235)	—
Total operating revenue	2,251	773	131	246	(235)	3,166
Net income from discontinued operations	—	—	—	168	—	168
Net income (loss) attributable to Dominion Energy	392	68	(44)	183	—	599
Three Months Ended June 30, 2022
Total revenue from external customers	$2,173	$812	$161	$(87)	$—	$3,059
Intersegment revenue	(3)	3	6	204	(210)	—
Total operating revenue	2,170	815	167	117	(210)	3,059
Net income from discontinued operations	—	—	—	212	—	212
Net income (loss) attributable to Dominion Energy	442	124	(27)	(992)	—	(453)
Six Months Ended June 30, 2023
Total revenue from external customers	$4,636	$1,615	$434	$364	$—	$7,049
Intersegment revenue	(1)	3	8	460	(470)	—
Total operating revenue	4,635	1,618	442	824	(470)	7,049
Net income from discontinued operations	—	—	—	449	—	449
Net income attributable to Dominion Energy	776	159	69	592	—	1,596
Six Months Ended June 30, 2022
Total revenue from external customers	$4,342	$1,610	$405	$(185)	$—	$6,172
Intersegment revenue	(7)	4	10	419	(426)	—
Total operating revenue	4,335	1,614	415	234	(426)	6,172
Net income from discontinued operations	—	—	—	623	—	623
Net income (loss) attributable to Dominion Energy	958	233	30	(963)	—	258

Intersegment sales and transfers for Dominion Energy are based on contractual arrangements and may result in intersegment profit or loss that is eliminated in consolidation, including amounts related to entities presented within discontinued operations.

Virginia Power

The Corporate and Other Segment of Virginia Power primarily includes specific items attributable to its operating segment that are not included in profit measures evaluated by executive management in assessing the segment’s performance or in allocating resources.

In the six months ended June 30, 2023, Virginia Power reported after-tax net expenses of $91 million in the Corporate and Other segment, including $87 million of after-tax net expenses for specific items all of which was attributable to its operating segment. In the six months ended June 30, 2022, Virginia Power reported after-tax net expenses of $554 million in the Corporate and Other segment, including $547 million of after-tax net expenses for specific items with $527 million of after-tax net expenses attributable to its operating segment.

The net expenses for specific items attributable to Virginia Power’s operating segment in 2023 primarily related to the impact of the following item:

•
A $122 million ($91 million after-tax) charge for amortization of a regulatory asset established in connection with the settlement of the 2021 Triennial Review;
•
A $41 million ($30 million after-tax) gain related to investments in nuclear decommissioning trust funds; and
•
A $36 million ($27 million after-tax) charge for the write-off of certain previously deferred amounts related to the cessation of certain riders effective July 2023.

The net expenses for specific items attributable to Virginia Power’s operating segment in 2022 primarily related to the impact of the following items:

•
A $191 million ($142 million after-tax) charge in connection with a comprehensive settlement agreement for Virginia fuel expenses;
•
A $180 million ($134 million after-tax) charge for RGGI compliance costs deemed recovered through base rates;
•
A $122 million ($91 million after-tax) charge for amortization of a regulatory asset established in connection with the settlement of the 2021 Triennial Review;
•
A $94 million ($70 million after-tax) charge associated with storm damage and service restoration in its service territory;
•
A $78 million ($58 million after-tax) loss related to investments in nuclear decommissioning trust funds; and
•
A $42 million ($31 million after-tax) charge for dismantling costs associated with certain retired electric generation facilities.

The following table presents segment information pertaining to Virginia Power’s operations:

	Dominion Energy Virginia	Corporate and Other	Consolidated Total
(millions)
Three Months Ended June 30, 2023
Operating revenue	$2,251	$—	$2,251
Net income (loss)	392	(60)	332
Three Months Ended June 30, 2022
Operating revenue	$2,170	$5	$2,175
Net income (loss)	442	(395)	47
Six Months Ended June 30, 2023
Operating revenue	$4,635	$—	$4,635
Net income (loss)	776	(91)	685
Six Months Ended June 30, 2022
Operating revenue	$4,335	$7	$4,342
Net income (loss)	958	(554)	404